Related Party Debt - Future minimum principal payments (Details) - Related party $ in Thousands	Mar. 31, 2026 USD ($)
Related Party Debt
2026 (remainder)	$ 256
2027	341
2028	341
2029	242
2030	44
Total future payments	$ 1,224